As filed with the Securities and Exchange Commission on October 30, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22727

Cushing MLP Infrastructure Fund
(Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
Cushing Asset Management, L.P.
8117 Preston Road, Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

The Cushing® MLP Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2014

	Shares	Fair Value
Master Limited Partnerships and Related Companies - 95.8% (1)
Crude Oil & Refined Products - 29.6% (1)
United States - 29.6% (1)
Buckeye Partners, L.P.	9,475	$748,525
Enable Midstream Partners, L.P.	32,650	836,819
Genesis Energy, L.P.	24,800	1,381,360
MPLX, L.P.	25,550	1,558,550
NuStar Energy L.P.	21,475	1,419,283
Phillips 66 Partners, L.P.	22,575	1,670,550
Rose Rock Midstream, L.P.	21,144	1,289,573
Sunoco Logistics Partners, L.P.	37,650	1,862,922
Tesoro Logistics, L.P.	15,700	1,103,396
		11,870,978
Large Cap Diversified - 37.4% (1)
United States - 37.4% (1)
Enbridge Energy Partners, L.P.	18,150	659,208
Energy Transfer Equity, L.P.	42,300	2,565,495
Energy Transfer Partners, L.P.	31,350	1,801,056
Enterprise Products Partners, L.P.	55,600	2,259,028
Kinder Morgan Energy Partners, L.P.	28,175	2,715,506
Magellan Midstream Partners, L.P.	22,650	1,901,015
ONEOK Partners, L.P.	9,950	591,329
Plains All American Pipeline, L.P.	26,575	1,592,640
Williams Partners, L.P.	17,825	944,903
		15,030,180
Natural Gas Gatherers & Processors - 23.2% (1)
United States - 23.2% (1)
Access Midstream Partners, L.P.	28,100	1,808,235
DCP Midstream Partners, L.P.	19,025	1,076,434
Enlink Midstream Partners, L.P.	45,500	1,410,045
MarkWest Energy Partners, L.P.	23,550	1,877,642
Regency Energy Partners, L.P.	13,800	455,124
Targa Resources Partners, L.P.	14,975	1,114,140
Western Gas Partners, L.P.	20,534	1,591,180
		9,332,800
Natural Gas Transportation & Storage - 5.6% (1)
United States - 5.6% (1)
EQT Midstream Partners, L.P.	22,975	2,239,833
		2,239,833

Total Master Limited Partnerships and Related Companies (Cost $24,576,975)		$38,473,791

The Cushing® MLP Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	August 31, 2014

	Shares	Fair Value
Short-Term Investments - Investment Companies - 3.8% (1)
United States - 3.8% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.01% (2)	307,665	$307,665
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (2)	307,665	307,665
Fidelity Money Market Portfolio - Institutional Class, 0.05% (2)	307,665	307,665
First American Government Obligations Fund - Class Z, 0.01% (2)	307,666	307,666
Invesco STIC Prime Portfolio, 0.01% (2)	307,665	307,665
Total Short-Term Investments (Cost $1,538,326)		$1,538,326

Total Investments - 99.6% (1) (Cost $26,115,301)		$40,012,117
Liabilities in Excess of Other Assets - 0.4% (1)		157,080
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$40,169,197

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Rate reported is the current yield as of August 31, 2014.

Income Taxes

The Fund does not record a provision for U.S. federal, state, or local income taxes because the unitholders report their share of the Fund’s income or loss on their income tax returns.  The Fund files an income tax return in the U.S. federal jurisdiction, and may file income tax returns in various U.S. states.  Generally, the Fund is subject to income tax examinations by major taxing authorities for all tax years since its inception.

Fair Value Measurements

Various inputs that are used in determining the fair value of The Cushing MLP Infrastructure Fund’s (the “Fund”) investments are summarized in the three broad levels listed below:

·	Level 1 — quoted prices in active markets for identical securities
·	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
·	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
	Fair Value at	for	Observable	Unobservable
	August 31,	Identical Assets	Inputs	Inputs
Description	2014	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited	$38,473,791	$38,473,791	$-	$-
Partnerships and
Related
Companies (a)
Total Equity Securities	38,473,791	38,473,791	-	-
Other
Short-Term	1,538,326	1,538,326	-	-
Investments
Total Other	1,538,326	1,538,326	-	-
Total	$40,012,117	$40,012,117	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2014.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended August 31, 2014.

Derivative Financial Instruments

The Fund did not hold any derivative financial instruments during the period ended August 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Cushing MLP Infrastructure Fund

By (Signature and Title)              /s/ Daniel L. Spears
Daniel L. Spears, President

Date         October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Daniel L. Spears
Daniel L. Spears, President

Date         October 28, 2014

By (Signature and Title)              /s/ John H. Alban
John H. Alban, Treasurer

Date         October 28, 2014